Note 11 – Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Note 11 - Long-term Debt - Future Minimum Payments Due

2025	$—
2026	73,625,000
2027	—
2028	—
2029	—
$73,625,000